Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 15, 2021	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital		$ 3,500,000
Cash		$ 200,000
Aggregate of ordinary shares issued (in Shares)		57,250,397
Offering price (in Dollars per share)		$ 1.09
Net Proceeds		$ 62,300,000
Total of warrants		13,657,274
Total of ordinary shares		13,657,274
Weighted average exercise price		$ 0.38
Conversion of warrant exercise price (in Dollars per share)		$ 5,200,000
Offering price per share (in Dollars per share)		$ 0.68
Agreement, description	The development should be completed in 16 months, and the Company agreed to pay $26,000,000 cash payment to the third party after signing the Agreement, to pay $30,000,000 after both parties agree on the design blueprints, to pay $20,000,000 after the third party completes the design and testing, and to pay the remaining $500,000 after the Company receives all the source codes. As date of this report, the Company made cash payments of $52,000,000 to the software developer.
Unlimited useful life		5 years
Impairment loss of long-lived assets		$0.1
Percentage of tax realized upon ultimate settlement		50.00%
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of ordinary shares issued (in Shares)		31,624,923
Offering price (in Dollars per share)		$ 22,137,448
Net Proceeds		$ 21,500,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value, percentage		0.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value, percentage		5.00%